Earnings per share - Schedule of anti-dilutive shares excluded from computation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
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Earnings per share [line items]
Anti-dilutive shares excluded from computation of diluted loss per share	23,588,635	25,915,656